Summary of foreign currency sensitivity (Details) - Currency risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
United States Of America Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 1,339	₨ 5,213
United Kingdom Pounds Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	1,157	101
Euro Member Countries Euro Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	932	436
Singapore Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 121	₨ 269